Lease	9 Months Ended
Sep. 30, 2025
Lease [Abstract]
Lease	Lease
5.1. Our leases primarily consist of real estate leases for office space and do not have any non-lease components. The leases typically run for a period of 2 ~10 years, with an option to renew or terminate the lease after that date. No restrictions or covenants are imposed on leases, but the lease assets shall not be provided as collateral for borrowings.
5.2.    Changes in right-of-use assets and lease liabilities:
Changes in right-of-use assets and lease liabilities for the nine months ended September 30, 2025 and 2024 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(940)	—
Acquired from business combination	1,163	1,232
Interest expense relating to lease liabilities	—	197
Payments of lease liabilities	—	(1,046)
Translation differences	151	167
Balance at September 30, 2025	$4,682	$5,223

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2024	$7,071	$7,577
Acquisitions	1,069	891
Depreciation	(1,610)	—
Reassessment	(2,067)	(2,125)
Interest expense relating to lease liabilities	—	311
Payments of lease liabilities	—	(1,766)
Translation differences	184	(218)
Balance at September 30, 2024	$4,647	$4,670